Other Liabilities - Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other current liabilities
Accrued interest payable	$ 138,184	$ 141,485
Current financial liabilities	128,330	62,806
Accrued expenses	118,037	99,700
Contract liabilities	107,542	66,749
Taxes other than income taxes	96,346	67,309
Employee compensation	89,832	155,962
Jackpot liabilities	71,290	74,670
Operating lease liabilities	44,263	43,902
Income taxes payable	26,116	17,198
Other	26,333	29,037
Total other current liabilities	$ 846,273	$ 758,818